Shareholder Report, Holdings (Details)	Jul. 31, 2025
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Dividend Summit Fund | Class A [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
Integrity Dividend Summit Fund | Class A [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Integrity Dividend Summit Fund | Class A [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
Integrity Dividend Summit Fund | Class A [Member] | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Integrity Dividend Summit Fund | Class A [Member] | Rio Tinto PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Integrity Dividend Summit Fund | Class A [Member] | AES Corp/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Summit Fund | Class A [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Integrity Dividend Summit Fund | Class A [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Integrity Dividend Summit Fund | Class A [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Integrity Dividend Summit Fund | Class A [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Integrity Dividend Summit Fund | Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Integrity Dividend Summit Fund | Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Integrity Dividend Summit Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Integrity Dividend Summit Fund | Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Integrity Dividend Summit Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Summit Fund | Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Summit Fund | Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Integrity Dividend Summit Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Integrity Dividend Summit Fund | Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity Dividend Summit Fund | Class C [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
Integrity Dividend Summit Fund | Class C [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Integrity Dividend Summit Fund | Class C [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
Integrity Dividend Summit Fund | Class C [Member] | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Integrity Dividend Summit Fund | Class C [Member] | Rio Tinto PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Integrity Dividend Summit Fund | Class C [Member] | AES Corp/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Summit Fund | Class C [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Integrity Dividend Summit Fund | Class C [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Integrity Dividend Summit Fund | Class C [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Integrity Dividend Summit Fund | Class C [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Integrity Dividend Summit Fund | Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Integrity Dividend Summit Fund | Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Integrity Dividend Summit Fund | Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Integrity Dividend Summit Fund | Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Integrity Dividend Summit Fund | Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Summit Fund | Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Summit Fund | Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Integrity Dividend Summit Fund | Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Integrity Dividend Summit Fund | Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity Dividend Summit Fund | Class I [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
Integrity Dividend Summit Fund | Class I [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Integrity Dividend Summit Fund | Class I [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
Integrity Dividend Summit Fund | Class I [Member] | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Integrity Dividend Summit Fund | Class I [Member] | Rio Tinto PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Integrity Dividend Summit Fund | Class I [Member] | AES Corp/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Summit Fund | Class I [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Integrity Dividend Summit Fund | Class I [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Integrity Dividend Summit Fund | Class I [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Integrity Dividend Summit Fund | Class I [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Integrity Dividend Summit Fund | Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Integrity Dividend Summit Fund | Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Integrity Dividend Summit Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Integrity Dividend Summit Fund | Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Integrity Dividend Summit Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Summit Fund | Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Summit Fund | Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Integrity Dividend Summit Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Integrity Dividend Summit Fund | Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.14%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.01%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.77%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.01%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.77%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.01%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.77%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | TransCanada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Short Term Government Fund | Class A [Member] | United States Treasury 2-Year Note 4.6250% 06/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity Short Term Government Fund | Class A [Member] | Ginnie Mae II Pool, 6.5000% 02/20/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Integrity Short Term Government Fund | Class A [Member] | Government National Mortgage Association, 1.20178% 08/16/2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 6.0000% 07/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac REMICS, 6.0000% 04/25/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Integrity Short Term Government Fund | Class A [Member] | Ginnie Mae II Pool, 7.0000% 02/20/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 5.5000% 03/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Integrity Short Term Government Fund | Class A [Member] | Government National Mortgage Association, 0.97965% 12/16/2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 6.0000% 09/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 6.0000% 12/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Integrity Short Term Government Fund | Class A [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Integrity Short Term Government Fund | Class A [Member] | U.S. Government Note/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity Short Term Government Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Integrity Short Term Government Fund | Class I [Member] | United States Treasury 2-Year Note 4.6250% 06/30/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity Short Term Government Fund | Class I [Member] | Ginnie Mae II Pool, 6.5000% 02/20/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Integrity Short Term Government Fund | Class I [Member] | Government National Mortgage Association, 1.20178% 08/16/2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 6.0000% 07/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac REMICS, 6.0000% 04/25/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Integrity Short Term Government Fund | Class I [Member] | Ginnie Mae II Pool, 7.0000% 02/20/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 5.5000% 03/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Integrity Short Term Government Fund | Class I [Member] | Government National Mortgage Association, 0.97965% 12/16/2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 6.0000% 09/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 6.0000% 12/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Integrity Short Term Government Fund | Class I [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Integrity Short Term Government Fund | Class I [Member] | U.S. Government Note/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity Short Term Government Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.